CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (7,507,653)	$ (1,088,507)	¥ (6,808,739)	¥ (3,054,017)
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Depreciation of property and equipment	755,500	109,530	538,601	326,512
Amortization of intangible assets	2,581,300	374,257	1,903,226	1,395,129
Amortization of right-of-use assets	229,295	33,245	161,873	96,235
Amortization of debt issuance costs	48,167	6,984	25,234	19,291
Share-based compensation expenses	1,040,683	150,885	999,817	385,898
Allowance for doubtful accounts	130,549	18,928	189,165	99,165
Inventory provision	191,088	27,705	24,454	6,218
Deferred income taxes	(36,495)	(5,291)	(21,492)	(13,466)
Unrealized exchange (gains)/losses	2,277	330	(6,592)	(3,018)
Unrealized fair value changes of investments	251,383	36,447	200,274	(50,641)
Loss on disposal of property and equipment	748	108	611
Termination expenses of certain game projects	525,762	76,228
Gain from disposal of subsidiaries and long-term investments	(178,378)	(25,862)	(4,413)
Loss from equity method investments	211,600	30,682	37,179	50,531
Revaluation of previously held equity interests	(152,153)	(22,060)	31,462
Impairments of long-term investments	465,600	67,512	91,493	8,000
Gain of convertible senior notes repurchase	(1,318,594)	(191,178)
Changes in operating assets and liabilities:
Accounts receivable	(59,866)	(8,680)	(429,460)	(417,237)
Amount due from related parties	(74,117)	(10,746)	8,792	17,015
Prepayments and other assets	(556,214)	(80,644)	(1,747,744)	(610,592)
Other long-term assets	(444,326)	(64,421)	(138,396)	(245,224)
Accounts payable	46,862	6,794	1,056,847	816,103
Salary and welfare payable	396,113	57,431	254,213	374,442
Taxes payable	130,684	18,947	77,365	54,381
Deferred revenue	173,935	25,218	494,551	734,786
Accrued liabilities and other payables	(1,026,319)	(148,803)	319,702	651,651
Amount due to related parties	(21,210)	(3,075)
Other long-term liabilities	282,367	40,939	94,969	111,941
Net cash provided by/(used in) operating activities	(3,911,400)	(567,097)	(2,647,008)	753,103
Cash flows from investing activities:
Purchase of property and equipment	(760,427)	(110,252)	(965,410)	(602,122)
Purchase of intangible assets	(1,977,897)	(286,768)	(2,721,799)	(1,636,877)
Purchase of short-term investments	(70,578,711)	(10,232,951)	(71,748,847)	(26,731,176)
Maturities of short-term investments	81,698,532	11,845,174	60,524,888	24,921,538
Cash consideration paid for purchase of subsidiaries, net of cash acquired	(1,179,764)	(171,050)	(521,984)	(498,854)
Cash paid for long-term investments including loans	(1,466,311)	(212,595)	(6,716,491)	(1,261,161)
Repayment of loans from investees	596,766	86,523	539,225	3,500
Cash received from disposal/return of long-term assets	612,214	88,762	74,604	135,254
Placements of time deposits	(10,245,026)	(1,485,389)	(10,697,444)	(10,907,296)
Maturities of time deposits	13,909,967	2,016,756	7,655,147	7,670,373
Impact to cash resulting from deconsolidation of subsidiaries	(125)	(18)
Net cash (used in)/provided by investing activities	10,609,218	1,538,192	(24,578,111)	(8,906,821)
Cash flows from financing activities:
Proceeds of short-term loan	1,701,532	246,699	1,332,597	200,000
Repayment of short-term loan	(1,450,627)	(210,321)	(214,882)	(100,000)
Repurchase of noncontrolling interests	(56,741)	(8,227)	(104,696)	(280,271)
Capital injections from noncontrolling interests			2,187	103,450
Proceeds from exercise of employees' share options	4	1	3	3
Proceeds from issuance of ordinary shares, net of issuance costs of US$563, HKD337,143 and nil, respectively			19,288,423	2,817,458
Repurchase of convertible senior notes	(4,201,506)	(609,161)
Repurchase of shares	(347,581)	(50,395)
Proceeds from issuance of convertible senior notes, net of issuance costs of US$13,857, US$23,402 and nil, respectively			10,085,520	5,594,779
Net cash provided by/(used in) financing activities	(4,354,919)	(631,404)	30,389,152	8,335,419
Effect of exchange rate changes on cash and cash equivalents and restricted cash held in foreign currencies	321,350	46,593	(319,034)	(466,252)
Net (decrease)/increase in cash and cash equivalents and restricted cash	2,664,279	386,284	2,844,999	(284,551)
Cash and cash equivalents and restricted cash at beginning of the year	7,523,108	1,090,748	4,678,109	4,962,660
Cash and cash equivalents and restricted cash at end of the year	10,187,387	1,477,032	7,523,108	4,678,109
Cash and cash equivalents and restricted cash at end of the year	10,172,584	1,474,886	7,523,108	4,678,109
Restricted cash at end of the year	14,803	2,146
Supplemental disclosures of cash flows information:
Cash paid for income taxes, net of tax refund	80,591	11,685	73,717	54,022
Cash paid for interest expense	200,172	29,022	116,226	86,167
Supplemental schedule of non-cash investing and financing activities:
Accretion to redeemable noncontrolling interests				5,964
Property and equipment purchases financed by accounts payable	46,066	6,679	183,203	25,797
Acquisitions and investments financed by payables	202,018	29,290	731,503	125,363
Intangible assets purchases financed by payables	824,929	119,603	830,596	746,404
Issuance of ordinary shares in the business combination, purchase of noncontrolling interests and investment addition			1,207,980	¥ 889,957
Issuance of ordinary shares in connection with debt conversion	¥ 96	$ 14	¥ 449,914